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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 1999.

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Check here if Amendment [_]; Amendment Number:
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This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:     Highfields Capital Management LP
Address:  200 Clarendon Street
          51st Floor, Boston, MA  02117
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13F File Number 28-7618
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  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

  Person signing this report on behalf of reporting manager

Name:   Richard L. Grubman
Title: Managing member of Highfields GP LLC, General Partner of the reporting manager
Phone:  617-850-7500
Signature, Place and Date of Signing
/s/ Richard L. Grubman   Boston, Massachusetts   May 18, 1999

Report Type (Check only one.)

[_]  13F Holdings Report

[X]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  Richard L. Grubman/1/

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                 SEC 1685 (5/91)


Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:    86
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Form 13F Information Table Value Total:  $1,878,760 (x 1000)
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List of Other Included Managers:
     None

   /1/ Mr. Richard L. Grubman and Jonathon Jacobson are the managing members of Highfields GP LLC, the general partner of Highfields Capital Management LP, and share investment discretion with respect to the securities reported on the Form 13F filed by Mr. Grubman on May 17, 1999.